Reconciliation of net cash flow from operating activities (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Reconciliation of net cash flow from operating activities
(Loss)/profit for the financial period	€ (7,833)	€ 1,235
Loss from discontinued operations	3,535	345
Loss/(profit) for the financial period from continuing operations	(4,298)	1,580
Non-operating income and expense	3	1
Investment income	(184)	(333)
Financing costs	999	181
Income tax expense	1,409	579
Operating (loss)/profit	(2,071)	2,008
Adjustments for:
Share based payments and other non-cash charges	46	65
Depreciation and amortisation	4,871	5,230
Loss on disposal of property, plant and equipment and intangible assets	19	14
Share of result of equity accounted associates and joint ventures	430	58
Impairment losses	3,495
Other income and expense	91	44
Increase in inventory	(202)	(85)
Increase in trade and other receivables	(1,600)	(858)
Increase/(decrease) in trade and other payables	246	(871)
Cash generated by operations	5,325	5,605
Net tax paid	(428)	(400)
Cash flows from discontinued operations	(71)	616
Net cash flow from operating activities	€ 4,826	€ 5,821